Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Chief Financial Officer [Member]
Initial base salary	$ 325
Percentage of target bonus on base salary	75.00%
Chief Financial Officer [Member] | Employee Relocation [Member]
Relocation allowance	$ 100
Chief Financial Officer [Member] | Maximum [Member]
Percentage of target bonus on base salary	150.00%
Non-Employee Members [Member]
Annual cash compensation		$ 50	$ 50
Committee of Board of Directors [Member]
Annual cash compensation		5	5
Chairman of Any Committees [Member]
Annual cash compensation		10	10
Employment Agreement [Member] | Chief Executive Officer [Member]
Initial base salary		$ 540	$ 540
Percentage of target bonus on base salary		100.00%	100.00%
Employment Agreement [Member] | Chief Financial Officer [Member]
Initial base salary	$ 325		$ 325
Percentage of target bonus on base salary	75.00%		75.00%